Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements [Abstract]
Disclosure of subsidiaries [Table Text Block]
			Classification and accounting
Affiliate name	Location	Interest	method

Galiano Gold South Africa (PTY) Ltd.	South Africa	100%	Consolidated
Galiano International (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Galiano Gold (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Galiano Gold Exploration Mali SARL	Mali	100%	Consolidated
Galiano Gold Exploration Ghana Ltd.[1]	Ghana	100%	Consolidated
BUK West Africa Limited	United Kingdom	100%	Consolidated
Asanko Gold Ghana Ltd.	Ghana	45%	Joint venture; equity method
Adansi Gold Company (GH) Ltd.	Ghana	50%	Joint venture; equity method
Shika Group Finance Limited	Isle of Man	50%	Joint venture; equity method